Customer deposits - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	€ 227,827	€ 221,773
Savings accounts	354,560	334,296
Time deposits	107,695	92,154
Private Individuals
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	107,068	107,711
Savings accounts	324,135	305,743
Time deposits	€ 56,599	€ 46,762